OTHER LONG-TERM OBLIGATIONS (Details 1) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Balance, beginning of period	6.0	6.1
Liabilities settled	(0.3)	(0.3)
Liabilities derecognized	(0.7)	0
Accretion expense	0.1	0.2
Balance, end of period	5.1	6.0